Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Aug. 31, 2019	$ 855,270	$ 26,777	$ (159,637)	$ (739,018)	$ (16,608)	$ 15,451	$ (1,157)
Beginning Balance (Shares) at Aug. 31, 2019							58,575,787
Statements [Line Items]
Stock based compensation		1,501			1,501		$ 1,501
Shares issued for interest on Convertible Notes	1,374				1,374		$ 1,374
Shares issued for interest on Convertible Notes (Shares)							1,043,939
Warrants exercised	55				55		$ 55
Warrants exercised (shares)							28,040
Share issuance - financing	5,705				5,705		$ 5,705
Share issuance - financing (Shares)							4,447,307
Share issuance costs	(514)				(514)		$ (514)
Contributions of Waterberg JV Co.				(167)	(167)	675	508
Currency translation adjustment			(4,487)		(4,487)		(4,487)
Net loss for the year				(7,128)	(7,128)		(7,128)
Ending Balance at Aug. 31, 2020	861,890	28,278	(164,124)	(746,313)	(20,269)	16,126	$ (4,143)
Ending Balance (Shares) at Aug. 31, 2020							64,095,073
Statements [Line Items]
Stock based compensation		2,921			2,921		$ 2,921
Restricted share units redeemed	189	(281)			(92)		$ (92)
Restricted share units redeemed (shares)							121,668
Share options exercised	2,301	(816)			1,485		$ 1,485
Share options exercised (shares)							843,543
Share issuance - financing	27,949				27,949		$ 27,949
Share issuance - financing (Shares)							10,210,842
Share issuance costs	(1,546)				(1,546)		$ (1,546)
Contributions of Waterberg JV Co.				(395)	(395)	1,459	1,064
Currency translation adjustment			4,898		4,898		4,898
Net loss for the year				(13,063)	(13,063)		(13,063)
Ending Balance at Aug. 31, 2021	890,783	30,102	(159,226)	(759,771)	1,888	17,585	$ 19,473
Ending Balance (Shares) at Aug. 31, 2021							75,271,126
Statements [Line Items]
Stock based compensation		2,896			2,896		$ 2,896
Restricted share units redeemed	790	(790)
Restricted share units redeemed (shares)							265,739
Share options exercised	360	(131)			229		$ 229
Share options exercised (shares)							158,333
Share issuance - financing	25,656				25,656		$ 25,656
Share issuance - financing (Shares)							11,463,665
Shares issued to repay convertible debt	18,941				18,941		$ 18,941
Shares issued to repay convertible debt (shares)							11,793,509
Share issuance costs	(1,554)				(1,554)		$ (1,554)
Contributions of Waterberg JV Co.				(383)	(383)	1,469	1,086
Currency translation adjustment			(6,929)		(6,929)		(6,929)
Net loss for the year				(8,243)	(8,243)		(8,243)
Ending Balance at Aug. 31, 2022	$ 934,976	$ 32,077	$ (166,155)	$ (768,397)	$ 32,501	$ 19,054	$ 51,555
Ending Balance (Shares) at Aug. 31, 2022							98,952,372